UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
August 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--32.1%	Principal Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
5.34%, 11/30/06	250,000,000	250,000,000
Bank of America N.A.
5.32%, 3/21/07	200,000,000 a	200,000,000
Barclays Bank PLC (Yankee)
5.34% - 5.36%, 11/9/06 - 12/1/06	400,000,000	400,000,000
Calyon (Yankee)
5.33%, 11/22/06	400,000,000	400,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.20%, 9/1/06	166,000,000	166,000,000
Credit Suisse (Yankee)
5.38%, 9/5/06	150,000,000	150,000,000
DEPFA BANK PLC (Yankee)
5.38%, 10/10/06	300,000,000 b	300,000,000
First Tennessee Bank N.A. Memphis
5.34%, 11/28/06 - 11/29/06	425,000,000	425,000,000
HBOS Treasury Services PLC
5.36%, 11/13/06	75,000,000	75,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI
5.37%, 11/10/06	150,000,000	150,000,000
Societe Generale (Yankee)
5.33%, 11/22/06	200,000,000	200,000,000
Toronto Dominion Bank (Yankee)
5.37%, 9/6/06	110,000,000	110,000,000
Washington Mutual Bank
5.42%, 10/30/06	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,846,000,000)		2,846,000,000
Commercial Paper--51.6%

Abbey National North America LLC
5.28%, 9/1/06	300,000,000	300,000,000
Alliance & Leicester PLC
5.34%, 12/1/06	75,000,000	74,000,896
ASB Bank Ltd.
5.34% - 5.35%, 11/22/06 - 11/27/06	50,000,000	49,381,205
Bank of America Corp.
5.36% - 5.46%, 10/10/06 - 11/7/06	240,000,000	238,399,324
Bank of Ireland
5.37%, 11/9/06	100,000,000 b	98,984,167
BASF AG
5.34% - 5.47%, 10/11/06 - 11/27/06	250,000,000	247,488,513
CAFCO LLC
5.35% - 5.42%, 10/4/06 - 11/10/06	150,000,000 b	148,727,208
Cancara Asset Securitisation Ltd.
5.34%, 12/1/06	24,468,000 b	24,142,052
CC (USA) Inc.

5.34% - 5.42%, 10/2/06 - 11/27/06	70,000,000 b	69,149,050
CHARTA LLC
5.34% - 5.47%, 10/12/06 - 11/30/06	260,000,000 b	257,690,307
CIESCO LLC
5.41%, 10/3/06	5,000,000 b	4,976,178
Citigroup Funding Inc.
5.34%, 12/1/06	85,000,000	83,867,682
Concord Minutemen Capital Co. LLC
5.41%, 10/4/06	141,411,000 b	140,716,201
CRC Funding LLC
5.40%, 10/3/06	85,000,000 b	84,595,778
Crown Point Capital Co. LLC
5.41%, 10/4/06	75,941,000 b	75,567,877
Cullinan Finance Ltd.
5.42% - 5.47%, 9/28/06 - 10/12/06	257,311,000 b	256,018,067
DEPFA BANK PLC
5.47%, 10/13/06	100,000,000 b	99,371,167
Fairway Finance Company LLC
5.47%, 10/12/06	88,572,000 b	88,027,787
FCAR Owner Trust, Ser. I
5.35% - 5.42%, 9/6/06 - 11/17/06	425,000,000	424,219,635
Gemini Securitization Corp., LLC
5.35% - 5.47%, 10/2/06 - 11/29/06	180,000,000 b	178,490,979
General Electric Capital Corp.
5.34% - 5.36%, 11/7/06 - 11/22/06	410,000,000	405,747,575
Govco Inc.
5.41%, 10/2/06 - 10/4/06	110,000,000 b	109,490,800
Harrier Finance Funding Ltd.
5.34% - 5.46%, 9/6/06 - 11/27/06	307,000,000 b	303,812,908
HBOS Treasury Services PLC
5.20%, 9/1/06	339,600,000	339,600,000
K2 (USA) LLC
5.35%, 11/10/06 - 11/27/06	27,000,000 b	26,692,880
Northern Rock PLC
5.43%, 10/31/06	15,000,000	14,866,125
Premier Asset Collateralized Entity LLC
5.46%, 11/1/06	30,000,000 b	29,726,517
Ranger Funding Company, LLC
5.37%, 11/2/06	68,425,000 b	67,800,432
Sigma Finance Inc.
5.20% - 5.46%, 9/1/06 - 10/12/06	250,000,000 b	249,053,007
Solitaire Funding Ltd.
5.34%, 12/1/06	30,412,000 b	30,006,870
Thames Asset Global Securitization No 1 Inc.
5.37% - 5.39%, 9/7/06 - 11/7/06	71,095,000 b	70,438,596
Total Commercial Paper
(cost $4,591,049,783)		4,591,049,783
Corporate Notes--17.5%

Commonwealth Bank of Australia
5.33%, 9/24/06	45,000,000 a	45,000,000
Fifth Third Bancorp
5.30%, 9/25/06	100,000,000 a,b	100,000,000

HSH Nordbank AG
5.30% - 5.36%, 9/5/06 - 9/29/06	355,000,000 a,b	354,998,762
Morgan Stanley
5.41%, 9/6/06	100,000,000 a	100,000,000
Nordea Bank Finland PLC
5.38%, 9/20/06	100,000,000 a	99,984,918
Royal Bank of Scotland PLC
5.32%, 9/21/06	210,000,000 a	210,000,000
Societe Generale
5.39%, 9/2/06	195,000,000 a	195,000,000
Swedbank (ForeningsSparbanken AB)
5.36%, 9/1/06	250,000,000 a	250,000,000
Wells Fargo & Co.
5.38%, 9/5/06	100,000,000 a	100,000,000
Westpac Banking Corp.
5.30%, 9/18/06	100,000,000 a	100,000,000
Total Corporate Notes
(cost $1,554,983,680)		1,554,983,680
Time Deposits--.7%

Branch Banking & Trust Co. (Grand Cayman)
5.27%, 9/1/06	30,000,000	30,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.27%, 9/1/06	30,000,000	30,000,000
Total Time Deposits
(cost $60,000,000)		60,000,000
Total Investments (cost $9,052,033,463)	101.9%	9,052,033,463
Liabilities, Less Cash and Receivables	(1.9%)	(172,546,944)
Net Assets	100.0%	8,879,486,519

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $3,168,477,590 or 35.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)